Summary of Significant Accounting Policies - Summary of Changes in Fair Value of Derivative Warrant Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in fair value of warrant liability	$ 67,873	$ 0	$ 0
Warrants to purchase ordinary shares | Total Derivative Warrant liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Warrant liability assumed from the Business Combination	68,445
Change in fair value of warrant liability	(11,967)
Balance, December 31, 2021	56,478
Warrants to purchase ordinary shares | Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Warrant liability assumed from the Business Combination	34,400
Change in fair value of warrant liability	800
Balance, December 31, 2021	35,200
Warrants to purchase ordinary shares | Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Warrant liability assumed from the Business Combination	34,045
Change in fair value of warrant liability	(12,767)
Balance, December 31, 2021	$ 21,278